Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)	Aug. 14, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 09, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities		$ 20,798,345	$ 33,634,340	$ 29,183,785	$ 26,602,699
Additional paid-in capital		10,807,553	18,610,675	13,810,483
Accumulated deficit		$ (5,808,835)	(13,612,039)	(8,811,802)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	$ 26,600,000		33,634,340	29,183,785
Common stock, shares subject to possible redemption	26,600,000
Additional paid-in capital	5,000,000		12,023,064	7,572,548
Accumulated deficit	$ 5,000,000		$ (12,023,400)	$ (7,572,845)